Shareholder Fees {- Strategic Income Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Strategic Income Portfolio Investor PRO-12 | Strategic Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)